Schedule of other current liabilities (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Other Liabilities Disclosure [Abstract]
Accrued salaries		$ 156,232	$ 127,565
Value-added taxes payable		544,377	361,921
Security deposits from suppliers	[1]	161,235	83,750
Other tax surcharges payable		4,229	10,329
Others		153,382	193,985
Total other current liabilities		$ 1,019,455	$ 777,550

[1]	In some cases, the Company may outsource some of the transportation services to third-party suppliers and receives security deposits from such suppliers to guarantee the completion of the transportation services. These security deposits are short-term in nature and will be returned to suppliers when the transportation services are completed.